ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)	Dec. 28, 2021	Dec. 22, 2020
Simson Wellness Tech. Corp. [Member]
Ownership percentage		100.00%
Simson Wellness Sdn. Bhd. [Member]
Ownership percentage	100.00%